FINANCIAL RISK MANAGEMENT (Credit risk narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Trade receivables	$ 1,133,236
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	82.60%	75.70%
Trade receivables	$ 1,033,200	$ 1,011,400
Allowance for doubtful account	14,300	16,500
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	112,500	117,300
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,035,000	910,700
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	23,300	2,600
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	506,800	380,000
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 18,600	$ 15,000